Fees Summary	May 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,765.82
Previously Paid Amount	0.00
Total Fee Amount	0.39
Total Offset Amount	0.00
Net Fee	$ 0.39